Commitments and contingencies	3 Months Ended
Dec. 31, 2018
Commitments and contingencies [Abstract]
Commitments and contingencies
8.	Commitments and contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's Vessel. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the Vessel’s actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitment under Contract for BWMS Installation

On November 15, 2018, the Company entered into contracts to purchase and install ballast water management systems (“BWMS”) on its dry bulk carriers, as amended on October 20, 2019, following the acquisition of the M/V Magic Sun and the M/V Magic Moon. The Company expects that the BWMS installation on its vessels will be completed during the vessels’ upcoming dry-docking in 2020 and estimates that the contractual obligations related to these purchases, excluding installation costs, will be approximately $0.8 million. These costs will be capitalized and depreciated over the remainder of the life of each vessel. As of December 31, 2018, the Company had not made any advances in connection with the subject orders.